As filed with the Securities and Exchange Commission on March 15, 2019

Registration Nos.: 333-104972

811-21339

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENTUNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.
522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Perkins Coie LLP	Dechert LLP
30 Rockefeller Plaza	1095 Avenue of the Americas
New York, New York 10112	New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of March, 2019.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer		President and Principal Executive Officer	March 15, 2019

By:	/s/ John H. Gernon
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer	March 15, 2019

By:	/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

Independent Trustees

Frank L. Bowman		Joseph J. Kearns
Kathleen A. Dennis		Michael F. Klein
Nancy C. Everett		Patricia Maleski
Jakki L. Haussler		Michael E. Nugent (Chairman)
Dr. Manuel H. Johnson		W. Allen Reed

By:	/s/ Carl Frischling		March 15, 2019
Carl Frischling
Attorney-In-Fact for the Independent Trustees

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase